Restatement for Correction of an Error - Schedule of Restatement of Consolidated Balance Sheets and Operations (Details) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total current assets		$ 58,016						$ 58,016		$ 17,973
Financial assets at fair value										1,965
Intangible assets		238,440						238,440		116,646
Goodwill	$ 176,595	493,847	$ 710,962	$ 176,595				493,847		227,763
Right-of-use assets		4,886						4,886		3,519
Total assets		799,313						799,313		368,225
Total current liabilities		247,078						247,078		67,442
Total liabilities		290,376						290,376		145,049
Series D Convertible Preferred stock, value										462
Common stock, value		5						5		3
Additional paid-in capital		385,030						385,030		257,002
Accumulated deficit		(458,632)						(458,632)		(56,123)
Non-controlling interest		16,410						16,410		22,602
Total stockholders' equity	176,191	508,937	687,869	176,191	$ 234,077	$ 228,713	$ 231,656	508,937	$ 234,077	222,714	$ 232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY		799,313						799,313		368,225
Operating loss		(302,164)			(6,925)			(387,580)	(19,082)
Interest expense and financing costs		2,203			1,094			18,109	1,994
Gain on extinguishment of debt		1,321						(9,827)
Loss of issuance of notes, bonds & warrants								(13,507)
Change in fair value of warrant liability		4,543						9,143
Change in fair value of subsidiary warrant liability					831			3	4,432
Change in fair value of shares settled liability								(1,665)
Change in fair value of derivative liability		101			(1)			(426)	1,017
Total other income (expense)		11,976			(1,012)			(37,073)	2,707
Loss before income taxes		(290,188)			(7,937)			(424,653)	(16,375)
Income tax benefit		(16,071)			(1,028)			(20,589)	(3,234)
Net loss		(274,117)	$ (73,604)	(56,343)	(6,909)	$ (3,365)	(2,867)	(404,064)	(13,141)	(38,127)	(129,312)
Less: net loss attributable to non-controlling interest					(128)			1,555	2,653
Net loss attributable to controlling interest		(274,117)			(6,781)			(402,509)	(15,794)
Net loss attributable to common stockholders		$ (274,117)			$ (7,166)			$ (402,509)	$ (16,179)
Net loss per share attributable to common stockholders Basic and diluted		$ (6.20)			$ (0.29)			$ (11.00)	$ (0.80)
Weighted average shares outstanding: Basic and diluted		44,199,709			24,363,124			36,577,183	20,165,089
FaceBank Group, Inc Pre-Merger [Member]
Total current assets	10,211			10,211						17,973	31
Deposits	24			24						24	3
Investment in Nexway at fair value	2,374			2,374
Financial assets at fair value	1,965			1,965						1,965
Intangible assets	111,459			111,459						116,646	136,078
Goodwill	176,595			176,595						227,763	149,975
Right-of-use assets	37			37						3,519
Total assets	302,665			302,665						368,225	286,101
Total current liabilities	41,601			41,601						67,442	18,551
Total liabilities	125,411			125,411						145,049	53,551
Series D Convertible Preferred stock, value	463			463						462
Common stock, value	3			3						3	1
Additional paid-in capital	270,397			270,397						257,002	227,570
Accumulated deficit	(111,593)			(111,593)						(56,123)	(21,763)
Non-controlling interest	17,984			17,984						22,602	26,742
Total stockholders' equity	176,791			176,791						222,714	232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	302,665			302,665						368,225	286,101
Operating loss				(18,128)			(6,195)			(38,885)	(14,963)
Interest expense and financing costs				(2,581)
Gain on extinguishment of debt	51,200			(11,919)							1,852
Loss of issuance of notes, bonds & warrants				(24,053)
Other expense				(436)
Change in fair value of warrant liability				(366)
Change in fair value of subsidiary warrant liability				(15)			2,477			4,504	(91)
Change in fair value of shares settled liability				(180)
Change in fair value of derivative liability				297			128			815	741
Total other income (expense)				(39,253)			2,159			(4,514)	(243)
Loss before income taxes				(57,381)			(4,036)			(43,399)	(15,206)
Income tax benefit				(1,038)			(1,169)			(5,272)	(2,114)
Net loss				(56,343)			(2,867)			(38,127)	(13,092)
Less: net loss attributable to non-controlling interest				873			599			3,767	2,482
Net loss attributable to controlling interest				(55,470)			(3,466)			(34,360)	(10,610)
Less: Deemed dividend - beneficial conversion feature on preferred stock				(171)						(589)
Net loss attributable to common stockholders				$ (55,641)			$ (3,466)			$ (34,958)	$ (10,610)
Net loss per share attributable to common stockholders Basic and diluted				$ (1.83)						$ (1.57)	$ (2.37)
Weighted average shares outstanding: Basic and diluted				30,338,073						22,286,060	4,481,600
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member]
Total current assets	10,211			$ 10,211						$ 17,973
Deposits	24			24						24
Investment in Nexway at fair value	2,374			2,374
Financial assets at fair value	1,965			1,965						1,965
Intangible assets	111,459			111,459						116,646
Goodwill	148,054			148,054						148,054
Right-of-use assets	37			37						3,519
Total assets	274,124			274,124						288,516
Total current liabilities	41,601			41,601						67,442
Total liabilities	125,411			125,411						145,049
Series D Convertible Preferred stock, value	463			463						462
Common stock, value	3			3						3
Additional paid-in capital	270,397			270,397						257,002
Accumulated deficit	(140,134)			(140,134)						(135,832)
Non-controlling interest	17,984			17,984
Total stockholders' equity	148,250			148,250						143,005
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	274,124			274,124						288,516
Operating loss				(18,128)						(113,326)
Interest expense and financing costs				(2,581)
Gain on extinguishment of debt				39,249
Loss of issuance of notes, bonds & warrants				(24,053)
Other expense				(436)
Change in fair value of warrant liability				(366)
Change in fair value of subsidiary warrant liability				(15)						4,504
Change in fair value of shares settled liability				(180)
Change in fair value of derivative liability				297						815
Total other income (expense)				11,915						(9,782)
Loss before income taxes				(6,213)						(123,108)
Income tax benefit				(1,038)						5,272
Net loss				(5,175)						(117,836)
Less: net loss attributable to non-controlling interest				873						(3,767)
Net loss attributable to controlling interest				(4,302)						(114,069)
Less: Deemed dividend - beneficial conversion feature on preferred stock				(171)						(589)
Net loss attributable to common stockholders				$ (4,473)						$ (114,667)
Net loss per share attributable to common stockholders Basic and diluted				$ (0.15)						$ (5.15)
Weighted average shares outstanding: Basic and diluted				30,338,073						22,286,060
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member]
Total current assets
Deposits
Investment in Nexway at fair value
Financial assets at fair value
Intangible assets
Goodwill	28,541			28,541						79,709
Right-of-use assets
Total assets	28,541			28,541						79,709
Total current liabilities
Total liabilities
Series D Convertible Preferred stock, value
Common stock, value
Additional paid-in capital
Accumulated deficit	28,541			28,541						79,709
Non-controlling interest
Total stockholders' equity	28,541			28,541						79,709
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	$ 28,541			28,541						79,709
Operating loss										74,441
Interest expense and financing costs
Gain on extinguishment of debt				(51,168)
Loss of issuance of notes, bonds & warrants
Other expense
Change in fair value of warrant liability
Change in fair value of subsidiary warrant liability
Change in fair value of shares settled liability
Change in fair value of derivative liability
Total other income (expense)				(51,168)						5,268
Loss before income taxes				(51,168)						79,709
Income tax benefit
Net loss				(51,168)						79,709
Less: net loss attributable to non-controlling interest
Net loss attributable to controlling interest				(51,168)						79,709
Less: Deemed dividend - beneficial conversion feature on preferred stock
Net loss attributable to common stockholders				$ (51,168)						$ 79,709
Net loss per share attributable to common stockholders Basic and diluted
Weighted average shares outstanding: Basic and diluted